Financial result (Tables)	12 Months Ended
Dec. 31, 2020
Financial result
Schedule of financial result

	Year ended December 31,
	2020	2019	2018
Financial income
Short-term investments	129	247	177
Others (i)	246	280	246
	375	527	423
Financial expenses
Loans and borrowings gross interest	(819)	(989)	(1,185)
Capitalized loans and borrowing costs	70	140	194
Participative stockholders' debentures	(1,565)	(1,475)	(550)
Interest on REFIS	(55)	(154)	(197)
Interest on lease liabilities	(70)	(76)	—
Financial guarantees	(468)	(353)	23
Expenses with cash tender offer repurchased	—	(265)	(273)
Others	(376)	(574)	(326)
	(3,283)	(3,746)	(2,314)
Other financial items, net
Net foreign exchange gains (losses)	(523)	39	(2,247)
Derivative financial instruments (note 19)	(1,210)	244	(266)
Indexation losses, net	(170)	(477)	(553)
	(1,903)	(194)	(3,066)
Total	(4,811)	(3,413)	(4,957)

(i) In 2020, includes amounts related to Eletrobrás' contingent assets in the amount of US$59, see note 26.